Property, plant and equipment (Tables)	6 Months Ended
Dec. 31, 2018
Disclosure of property, plant and equipment
Schedule of property, plant and equipment

	Freehold property £’000	Plant and machinery £’000	Fixtures and fittings £’000	Total £’000
At 1 July 2018
Cost	269,367	34,790	57,800	361,957
Accumulated depreciation	(50,032)	(30,621)	(35,903)	(116,556)

Net book amount	219,335	4,169	21,897	245,401

Six months ended 31 December 2018
Opening net book amount	219,335	4,169	21,897	245,401
Additions	23	1,308	5,893	7,224
Transfers	(25)	—	25	—
Depreciation charge	(1,638)	(1,056)	(3,021)	(5,715)

Closing net book amount	217,695	4,421	24,794	246,910

At 31 December 2018
Cost	269,365	36,098	63,718	369,181
Accumulated depreciation	(51,670)	(31,677)	(38,924)	(122,271)

Net book amount	217,695	4,421	24,794	246,910

At 1 July 2017
Cost	269,372	34,475	50,236	354,083
Accumulated depreciation	(46,744)	(31,090)	(31,511)	(109,345)

Net book amount	222,628	3,385	18,725	244,738

Six months ended 31 December 2017
Opening net book amount	222,628	3,385	18,725	244,738
Additions	—	1,090	6,114	7,204
Disposals	(5)	—	—	(5)
Depreciation charge	(1,644)	(939)	(2,681)	(5,264)

Closing net book amount	220,979	3,536	22,158	246,673

At 31 December 2017
Cost	269,367	35,565	55,853	360,785
Accumulated depreciation	(48,388)	(32,029)	(33,695)	(114,112)

Net book amount	220,979	3,536	22,158	246,673